INCOME TAXES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Expected increase in net loss attributable to the parent if taxes on profits generated from income received from under the Studio City Casino Agreement have been paid	$ 32
Effective tax rate	0.10%	(0.10%)	0.20%
Valuation allowances	$ 80,665	$ 91,092
Adjusted operating tax losses carried forwards, expired	144,212
Aggregate undistributed earnings of foreign subsidiaries	745,689	745,397
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	89,483	89,448
Interest and penalties related to uncertain tax positions recognized	$ 0	$ 0
Diluted Earnings Per Class A Share [Member]
Schedule Of Income Taxes [Line Items]
Expected increase in loss per share if taxes on profits generated from income received from under the Studio City Casino Agreement have been paid	$ 0.00004
Operating Tax Loss Carry Forwards Expiring 2024 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	$ 100,763
Operating Tax Loss Carry Forwards Expiring 2025 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	137,478
Operating Tax Loss Carry Forwards Expiring 2026 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	$ 127,908
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Statute of limitation for tax return	5 years
Period For Which Complementary Tax exemption Applied	January 1, 2023 through December 31, 2027
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Statute of limitation for tax return	6 years